Income Tax (Expense)/ Benefit - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions:
Effect of movement in deferred tax and prior period adjustment	$ 687	$ (736)	$ 1,349
Deferred tax assets, net	200	100
Pension Plan
Pensions:
Effect of movement in deferred tax and prior period adjustment	$ 600	$ (300)	$ 1,400